Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for Fiscal Year 2023. Because we became a reporting company under the Exchange Act in March 2021, we are required to present this information only for the fiscal years ended December 31, 2023 and 2022, with future annual meeting proxy statements expanding the period by an additional year until the period addressed by the disclosure is five years.

In determining the CAP to our PEO and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Note that for non-PEO NEOs, compensation is reported as an average. As identified in the footnotes to the table, the determination of CAP includes adjustments to reflect, among other things, period-to-period changes in the value of unvested equity awards, including PSUs awarded to our NEOs. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by the PEO or the Non-PEO NEOs, in the period reported in the table, as the amount of actual compensation received by any executive officers depends on whether the executive officer satisfies the conditions for vesting of any such award, the extent to which performance conditions for performance-based awards are satisfied, and the value of our common stock on the date such awards vest (or, with respect to options, on the date that vested options are exercised). A graphical representation of the relationship between CAP and certain financial performance measures is also presented below.

The Compensation Discussion & Analysis (“CD&A”) section of this proxy statement, above, describes the process by which the compensation committee sets the compensation for our named executive officers. This process is completed independently of determining CAP for purposes of disclosure in this “Pay Versus Performance” section. Accordingly, the compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Pay Versus Performance

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income	Adjusted EBITDA(5)
					HAYW Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
							($ in millions)
2023	5,632,006	10,863,724	1,371,351	2,135,253	51.85	85.68	80.7	247.3
2022	5,620,709	-21,227,402	1,347,933	-2,723,088	35.84	60.89	179.3	367.6

(1) Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Years 2023 and 2022 and is identified as the PEO in the table.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:

	2023			2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,632,006	1,371,351	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	(193,242)
Total Adjustments for Equity Awards	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	10,863,724	2,135,253	(21,227,402)	(2,723,088)

(3)

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2023: Eifion Jones, John Collins, Susan Canning, Fernando Blasco, Richard Roetken

2022: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Lesley Billow

(4)	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 made on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year. The TSR peer group consists of the Company’s compensation peer group, which is identified on page 31.

(5)	Adjusted EBITDA is a financial measure selected by the compensation committee for evaluating performance with respect to the compensation of our NEOs. Please see page 33 for a description of the calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1) Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Years 2023 and 2022 and is identified as the PEO in the table.

(3)

Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2023: Eifion Jones, John Collins, Susan Canning, Fernando Blasco, Richard Roetken

2022: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Lesley Billow

Peer Group Issuers, Footnote
(4)	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 made on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year. The TSR peer group consists of the Company’s compensation peer group, which is identified on page 31.

PEO Total Compensation Amount	$ 5,632,006	$ 5,620,709
PEO Actually Paid Compensation Amount	$ 10,863,724	(21,227,402)
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:

	2023			2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,632,006	1,371,351	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	(193,242)
Total Adjustments for Equity Awards	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	10,863,724	2,135,253	(21,227,402)	(2,723,088)

Non-PEO NEO Average Total Compensation Amount	$ 1,371,351	1,347,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,135,253	(2,723,088)
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:

	2023			2022
	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,632,006	1,371,351	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,700,024)	(668,463)	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	3,786,511	689,787	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,911,429	504,927	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	2,233,802	237,651	(6,879,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	-	-	-	(193,242)
Total Adjustments for Equity Awards	5,231,718	763,902	(26,848,111)	(4,071,021)
Compensation Actually Paid (as calculated)	10,863,724	2,135,253	(21,227,402)	(2,723,088)

Compensation Actually Paid vs. Total Shareholder Return

Graphical description of the relationship between Compensation Actually Paid and Financial Performance Measures

The illustrations below provide a graphical description of CAP (as calculated under applicable SEC rules) and the following financial performance measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;

Compensation Actually Paid vs. Net Income

Graphical description of the relationship between Compensation Actually Paid and Financial Performance Measures

The illustrations below provide a graphical description of CAP (as calculated under applicable SEC rules) and the following financial performance measures:

●	the Company’s Net Income; and

Compensation Actually Paid vs. Company Selected Measure

Graphical description of the relationship between Compensation Actually Paid and Financial Performance Measures

The illustrations below provide a graphical description of CAP (as calculated under applicable SEC rules) and the following financial performance measures:

●	the Company Selected Measure, which for Hayward is Adjusted EBITDA.

Total Shareholder Return Vs Peer Group

Graphical description of the relationship between Compensation Actually Paid and Financial Performance Measures

The illustrations below provide a graphical description of CAP (as calculated under applicable SEC rules) and the following financial performance measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;

Tabular List, Table

Performance measures used to link performance to executive compensation

We have listed below the three performance measures that represent the most important metrics we used to link CAP to our NEOs for 2023:

1.	adjusted EBITDA;
2.	adjusted Free Cash Flow; and
3.	TSR.

The first two financial performance measures are discussed in detail in “Executive Compensation–Compensation Discussion and Analysis–Bonus Compensation” in this proxy statement, including the use of these measures in annual and long-term performance-based compensation awards. The final measure–TSR–is described above within this section.

Total Shareholder Return Amount	$ 51.85	35.84
Peer Group Total Shareholder Return Amount	85.68	60.89
Net Income (Loss)	$ 80,700,000	$ 179,300,000
Company Selected Measure Amount	247,300,000	367,600,000
PEO Name	Kevin Holleran	Kevin Holleran
Additional 402(v) Disclosure

The information included in this “Pay Versus Performance” section is required by the SEC and, in accordance with the SEC’s rules, will not be deemed to be part of or incorporated by reference by any general statement incorporating by reference this proxy statement into any filing under the Securities Act, or under the Exchange Act except to the extent that we specifically incorporate this information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is a financial measure selected by the compensation committee for evaluating performance with respect to the compensation of our NEOs. Please see page 33 for a description of the calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,231,718	$ (26,848,111)
PEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,700,024)	(3,500,006)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,786,511	1,019,537
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,911,429	(17,488,238)
PEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,233,802	(6,879,404)
PEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	763,902	(4,071,021)
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,463)	(577,866)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,787	179,649
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,927	(2,615,401)
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,651	(864,161)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (193,242)